Consolidated Statements Of Cash Flows	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Cash flows from operating activities
Net income	₩ 1,530,088,000,000	$ 1,433,445,000	₩ 1,277,533,000,000	₩ 1,075,392,000,000
Adjustments:
Income tax expense	419,418,000,000	392,927,000	275,856,000,000	376,554,000,000
Interest income	(8,550,687,000,000)	(8,010,611,000)	(8,512,312,000,000)	(8,698,235,000,000)
Interest expense	3,330,037,000,000	3,119,707,000	3,492,768,000,000	3,936,335,000,000
Dividend income	(124,992,000,000)	(117,097,000)	(184,510,000,000)	(102,923,000,000)
Impairment losses due to credit loss	785,133,000,000	735,543,000	834,076,000,000	966,646,000,000
Loss on valuation of financial instruments at fair value through profit or loss	15,267,000,000	14,302,000	0	0
Loss on available-for-sale financial assets	0	0	1,035,000,000	3,281,000,000
Share of losses of investments in joint ventures and associates	185,020,000,000	173,334,000	56,264,000,000	111,487,000,000
Loss on transaction of derivatives / valuation of derivatives	109,569,000,000	102,648,000	98,981,000,000	20,982,000,000
Loss on fair value hedged items	0	0	475,000,000	56,532,000,000
Provisions	107,028,000,000	100,268,000	34,774,000,000	72,062,000,000
Retirement benefits	142,902,000,000	133,876,000	152,609,000,000	132,131,000,000
Depreciation and amortization	235,795,000,000	220,901,000	252,031,000,000	240,764,000,000
Loss on disposal of investments in joint ventures and associates	38,713,000,000	36,268,000	15,060,000,000	10,000,000
Loss on disposal of premises and equipment and other assets	9,994,000,000	9,363,000	9,718,000,000	2,707,000,000
Impairment loss on premises and equipment and other assets	390,000,000	365,000	1,936,000,000	2,990,000,000
Gain on valuation of financial instruments at fair value through profit or loss	0	0	(75,690,000,000)	(55,773,000,000)
Gain on available-for-sale financial assets	(192,708,000,000)	(180,536,000)	0	0
Share of profits of investments in joint ventures and associates	(83,506,000,000)	(78,232,000)	(36,757,000,000)	(41,363,000,000)
Gain on transaction of derivatives / valuation of derivatives	(122,000,000)	(114,000)	(130,000,000)	(59,003,000,000)
Gain on fair value hedged items	(53,532,000,000)	(50,150,000)	(99,302,000,000)	(25,235,000,000)
Reversal of provisions	(2,567,000,000)	(2,405,000)	(1,396,000,000)	(854,000,000)
Gain on disposal of investments in joint ventures and associates	(39,932,000,000)	(37,410,000)	(23,457,000,000)	(61,653,000,000)
Gain on disposal of premises and equipment and other assets	(5,028,000,000)	(4,711,000)	(1,885,000,000)	(6,814,000,000)
Reversal of impairment loss on premises and equipment and other assets	(666,000,000)	(624,000)	(3,581,000,000)	(539,000,000)
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	(583,068,000,000)	(546,241,000)	(99,581,000,000)	(495,507,000,000)
Loans and receivables	(9,647,563,000,000)	(9,038,208,000)	(14,433,390,000,000)	(23,150,910,000,000)
Other assets	35,953,000,000	33,682,000	219,323,000,000	1,922,000,000
Deposits due to customers	13,634,873,000,000	12,773,672,000	11,878,628,000,000	20,620,287,000,000
Provision for guarantee and loan commitment	(122,711,000,000)	(114,960,000)	34,376,000,000	(66,399,000,000)
Net defined benefit liability	(46,789,000,000)	(43,834,000)	(261,097,000,000)	(255,585,000,000)
Other financial liabilities	(7,966,786,000,000)	(7,463,591,000)	5,158,055,000,000	1,205,411,000,000
Other liabilities	(27,550,000,000)	(25,811,000)	(6,163,000,000)	(91,116,000,000)
Cash received from (paid for) operating activities:
Interest income received	8,570,715,000,000	8,029,375,000	8,511,349,000,000	8,692,851,000,000
Interest expense paid	(3,404,608,000,000)	(3,189,567,000)	(3,593,358,000,000)	(4,355,880,000,000)
Dividends received	127,343,000,000	119,300,000	184,674,000,000	100,368,000,000
Income tax paid	(404,428,000,000)	(378,884,000)	(251,627,000,000)	(534,829,000,000)
Net cash provided by (used in) operating activities	(1,979,005,000,000)	(1,854,010,000)	4,905,285,000,000	(383,906,000,000)
Cash flows from investing activities
Disposal of available-for-sale financial assets	24,912,752,000,000	23,339,222,000	20,395,744,000,000	18,426,846,000,000
Redemption of held-to-maturity financial assets	8,587,092,000,000	8,044,717,000	8,462,346,000,000	6,404,711,000,000
Disposal of investments in joint ventures and associates	70,180,000,000	65,747,000	97,135,000,000	75,599,000,000
Disposal of subsidiaries	203,000,000	191,000	0	0
Disposal of investment properties	418,000,000	392,000	0	0
Disposal of premises and equipment	7,428,000,000	6,959,000	63,000,000	18,600,000,000
Disposal of intangible assets	1,188,000,000	1,113,000	4,325,000,000	1,782,000,000
Disposal of assets held for sale	24,808,000,000	23,241,000	22,723,000,000	3,711,000,000
Decrease of derivatives for hedging	0	0	0	56,956,000,000
Net cash flows through business combination(Note 46)	0	0	(132,301,000,000)	(38,535,000,000)
Acquisition of available-for-sale financial assets	(19,674,346,000,000)	(18,431,682,000)	(23,844,849,000,000)	(16,305,797,000,000)
Acquisition of held-to-maturity financial assets	(11,521,065,000,000)	(10,793,376,000)	(8,818,376,000,000)	(7,138,013,000,000)
Acquisition of investments in joint ventures and associates	(143,161,000,000)	(134,119,000)	(43,281,000,000)	(1,098,000,000)
Acquisition of investment properties	(9,872,000,000)	(9,248,000)	(4,428,000,000)
Acquisition of premises and equipment	(162,245,000,000)	(151,998,000)	(131,009,000,000)	(129,454,000,000)
Acquisition of intangible assets	(195,929,000,000)	(183,552,000)	(191,161,000,000)	(97,891,000,000)
Increase of derivatives for hedging	(13,742,000,000)	(12,874,000)	(42,544,000,000)	(3,273,000,000)
Net cash provided by (used in) investing activities	1,883,709,000,000	1,764,733,000	(4,225,613,000,000)	1,274,144,000,000
Cash flows from financing activities
Increase in borrowings	9,057,999,000,000	8,485,881,000	8,259,380,000,000	12,674,649,000,000
Issuance of debentures	18,438,221,000,000	17,273,633,000	15,848,055,000,000	13,502,777,000,000
Issuance of hybrid securities	559,565,000,000	524,222,000	549,904,000,000	795,179,000,000
Capital increase of subsidiaries	35,841,000,000	33,578,000	0	0
Increase of paid in capital in subsidiaries	0	0	0	3,787,000,000
Decrease in borrowings	(12,692,883,000,000)	(11,891,179,000)	(9,524,626,000,000)	(10,346,919,000,000)
Repayment of debentures	(13,620,520,000,000)	(12,760,226,000)	(14,118,720,000,000)	(16,425,353,000,000)
Dividends paid	(336,636,000,000)	(315,373,000)	(168,317,000,000)	(504,952,000,000)
Dividends paid on hybrid securities	(177,730,000,000)	(166,505,000)	(201,328,000,000)	(179,758,000,000)
Repayment of hybrid securities	(1,323,400,000,000)	(1,239,812,000)	(310,000,000,000)	0
Dividends paid on non-controlling interests	(1,554,000,000)	(1,456,000)	(1,286,000,000)	(824,000,000)
Net cash provided by (used in) financing activities	(61,097,000,000)	(57,237,000)	333,062,000,000	(481,414,000,000)
Net increase (decrease) in cash and cash equivalents	(156,393,000,000)	(146,514,000)	1,012,734,000,000	408,824,000,000
Cash and cash equivalents, beginning of the period	7,591,324,000,000	7,111,843,000	6,644,055,000,000	5,962,861,000,000
Effects of exchange rate changes on cash and cash equivalents	(526,645,000,000)	(493,382,000)	(65,465,000,000)	272,370,000,000
Cash and cash equivalents, end of the period (Note 6)	₩ 6,908,286,000,000	$ 6,471,947,000	₩ 7,591,324,000,000	₩ 6,644,055,000,000